Equity (Capitalization and Acquisition of Interests in VTR and VTR Wireless) (Details)		12 Months Ended
	Mar. 14, 2014 USD ($) shares	Dec. 31, 2014 USD ($) vote $ / shares shares	Dec. 31, 2013 USD ($) $ / shares
Class of Stock [Line Items]
Share capital authorized, aggregate nominal amount | $		$ 20,000,000.0
Par value of preferred stock (in dollars per share) | $ / shares		$ 0.01
Shares issued in connection with acquisitions | $		$ 5,986,400,000	$ 9,375,300,000
Non-controlling interests [Member]
Class of Stock [Line Items]
Shares issued in connection with acquisitions | $	$ 185,400,000	$ 1,080,600,000
VTR Finance [Member] | VTR GlobalCom and VTR Wireless [Member]
Class of Stock [Line Items]
Ownership percentage	20.00%
Business acquisition consideration issued (in shares)	10,091,178
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Number of votes allowed per class of stock (in votes) | vote		10
Number of shares of class A common stock reserved for issuance upon conversion of one class B common share (in shares) | vote		1
Class A Ordinary Shares [Member] | Options [Member]
Class of Stock [Line Items]
Common reserved for issuance (in shares)		1,726,259
Class A Ordinary Shares [Member] | SARs and PSARs [Member]
Class of Stock [Line Items]
Common reserved for issuance (in shares)		8,396,737
Class A Ordinary Shares [Member] | PSUs, PGUs and RSUs [Member]
Class of Stock [Line Items]
Common reserved for issuance (in shares)		2,554,963
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	0.01
Number of votes allowed per class of stock (in votes) | vote		1
Common reserved for issuance (in shares)		10,139,184
Class B Ordinary Shares [Member] | PSUs, PGUs and RSUs [Member]
Class of Stock [Line Items]
Common reserved for issuance (in shares)		1,000,000
Class C Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Class C Ordinary Shares [Member] | Options [Member]
Class of Stock [Line Items]
Common reserved for issuance (in shares)		3,946,192
Class C Ordinary Shares [Member] | SARs and PSARs [Member]
Class of Stock [Line Items]
Common reserved for issuance (in shares)		23,055,293
Class C Ordinary Shares [Member] | PSUs, PGUs and RSUs [Member]
Class of Stock [Line Items]
Common reserved for issuance (in shares)		3,829,770